Segment Information And Concentrations (Details)	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014
Concentration Risk [Line Items]
Percentage of concentration risk	10.00%
Customer concentration risk [Member] | Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	100.00%			[1]
Customer concentration risk [Member] | Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Percentage of concentration risk		[1]	60.00%
Customer concentration risk [Member] | Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Percentage of concentration risk		[1]	40.00%
Customer concentration risk [Member] | Revenue [Member] | Customer A [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	93.00%		90.00%

[1]	Customer did not exceed 10% for the respective year.